DREXEL HAMILTON MUTUAL FUNDS

45 Rockefeller Plaza, Suite 2000

New York, NY 10111

November 5, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Drexel Hamilton Mutual Funds – Drexel Hamilton Centre Global Equity Fund (“Centre Global Fund”) and Drexel Hamilton Centre American Equity Fund (“Centre American Fund”) (File Nos. 333-17330 and 811-22545) Post-Effective Amendment No. 6

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), Drexel Hamilton Mutual Funds (the “Trust”) hereby submits Post-Effective Amendment No. 6 under the 1933 Act and Amendment No. 11 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of the Trust. The Trust is making this filing for purposes of registering the institutional class of shares for the Centre American Fund and the investor class of shares for the Centre Global Fund, each a series of the Trust.

At an in-person meeting of the Board of Trustees of the Trust, held on November 4, 2013, the Board of Trustees approved resolutions changing the names of the Trust and the Funds so that, effective on or about January 1, 2014, the name of the Trust will be changed to “Centre Funds”; the name of the Centre American Fund will be changed to “Centre American Select Equity Fund”; and the name of Centre Global Fund will be changed to “Centre Global Select Equity Fund.”

The SEC Staff is requested to address any comments on this filing to my attention at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.

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